ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 7,508,261	$ 2,161,189
Less: allowance for doubtful accounts	(123,621)	(38,386)	$ 0	$ 0
Accounts receivable, net	$ 7,384,640	$ 2,122,803